Expense Example {- Templeton International Climate Change Fund} - Templeton International Climate Change Fund-06 - Templeton International Climate Change Fund	Jan. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 668
3 years	1,967
5 years	3,221
10 years	6,170
Class C
Expense Example:
1 year	301
3 years	1,706
5 years	3,137
10 years	6,417
Class R
Expense Example:
1 year	151
3 years	1,569
5 years	2,932
10 years	6,110
Class R6
Expense Example:
1 year	100
3 years	1,430
5 years	2,721
10 years	5,783
Advisor Class
Expense Example:
1 year	100
3 years	1,430
5 years	2,721
10 years	$ 5,785